Customer and Supplier Concentrations	12 Months Ended
Sep. 30, 2025
Customer and Supplier Concentrations [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 15 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases, respectively.

For the year ended September 30, 2025, the Company had two significant customers which accounted for 45.2% and 10% of the Company’s total revenue, respectively. As of September 30, 2025, the Company had accounts receivable balances from one significant customer which accounted for 48.0% of the Company’s total accounts receivable balance.

For the year ended September 30, 2024, the Company had two significant customers which accounted for 35.3% and 11.3% of the Company’s total revenue, respectively. As of September 30, 2024, the Company had accounts receivable balances from four customers which accounted for 28.7%, 20.2%, 18.9% and 11.7% of the Company’s total accounts receivable balance.

The loss of any of the Company’s significant customer or the failure to attract new customers could have a material adverse effect on the Company’s business, consolidated results of operations and financial condition.

For the year ended September 30, 2025, two suppliers accounted for 36.8% and 6.3% of the Company’s total purchase of raw materials, respectively. As of September 30, 2025, the Company had accounts payable balance to two suppliers which accounted for 34.1%, 27% of the Company’s total accounts payable balance.

For the year ended September 30, 2024, two suppliers accounted for 43.2% and 10.9% of the Company’s total purchase of raw materials, respectively. As of September 30, 2024, the Company had accounts payable balance to two suppliers which accounted for 43.5%, 3.4% of the Company’s total accounts payable balance.

The loss of any of the Company’s significant supplier or the failure to purchase key raw material could have a material adverse effect on our business, consolidated results of operations and financial condition.